SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Aug. 31, 2022
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital [Table Text Block]
Year ended	August 31, 2022	August 31, 2021	August 31, 2020

Amounts receivable, prepaid expenses and other assets	$(173)	$30	$234
Payment of bank advisory fees	-	(2,890)	-
Accounts payable and other liabilities	(66)	(102)	(973)
	$(239)	$(2,962)	$(739)